UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21712

CLOUGH GLOBAL EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Equity Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1 – Schedule of Investments.

Clough Global Equity Fund

STATEMENT OF INVESTMENTS

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 112.62%
Consumer Discretionary 14.95%
Anta Sports Products, Ltd.	141,600	$252,932
Arezzo Industria e Comercio S.A.(a)	44,369	621,192
BHG S.A. - Brazil Hospitality Group(a)	42,939	552,747
Bosideng International Holdings, Ltd.	3,234,000	997,417
CBS Corp. - Class B(b)(c)	87,698	2,498,516
China Resources Enterprise, Ltd.	224,900	919,056
Cie Generale des Etablissements Michelin - Class B	26,946	2,635,283
Cooper Tire & Rubber Co.(b)(c)	67,455	1,334,934
Dongfeng Motor Group Co., Ltd. - Class H	344,000	649,832
The Gap, Inc.(b)(c)	19,599	354,742
The Goodyear Tire & Rubber Co.(a) (b)(c)	625,858	10,495,639
Great Wall Motor Co., Ltd.	291,000	478,661
Hanesbrands, Inc.(a) (b)	33,400	953,570
Liberty Media Corp. - Capital - Series A(a) (b)(c)	12,787	1,096,485
Liberty Media Corp. - Class A(a) (b)	134,500	2,255,565
Liberty Media Corp. - Starz - Series A(a) (b)(c)	2,279	171,472
Man Wah Holdings, Ltd.	1,430,400	1,490,747
MGM Resorts International(a) (b)(c)(d)	110,800	1,463,668
NIKE, Inc. - Class B(b)(c)	17,900	1,610,642
Prada S.p.A.(a)	143,500	865,791
Tenneco, Inc.(a) (b)(c)	52,508	2,314,028
Time Warner, Inc.(b)(c)	124,900	4,542,613
TRW Automotive Holdings Corp.(a) (b)(c)	33,131	1,955,723
Valassis Communications, Inc.(a) (b)(c)	23,000	696,900
Viacom, Inc. - Class B(b)	39,400	2,009,400
Visteon Corp.(a) (b)	18,208	1,245,609
Xinyi Glass Holdings, Ltd.	450,000	445,854

		44,909,018

Consumer Staples 1.16%
Brazil Pharma S.A.(a)	54,612	594,883
Cia de Bebidas das Americas - ADR(b)(c)	42,100	1,420,033
Julio Simoes Logistica S.A.	130,474	961,427

Raia S.A.(a)	30,700	508,503

		3,484,846

Energy 23.16%
Natural Gas Leveraged E+P 1.72%
El Paso Corp.(b)	66,000	1,333,200
Newfield Exploration Co.(a) (b)(c)	20,800	1,414,816
Petrohawk Energy Corp.(a) (b)(c)	98,500	2,429,995

		5,178,011

Non-North American Producers 1.49%
InterOil Corp.(a) (b)	44,226	2,587,664
Royal Dutch Shell PLC - ADR(b)	26,600	1,892,058

		4,479,722

Oil & Gas & Consumable Fuels 1.64%
Golar LNG, Ltd.(b)(c)	123,152	4,296,773
Suncor Energy, Inc.(b)	15,829	618,914

		4,915,687

Oil Leveraged E+P 5.28%
Anadarko Petroleum Corp.(b)(c)	40,302	3,093,581
Brigham Exploration Co.(a) (b)(c)	43,044	1,288,307
Canadian Natural Resources, Ltd.(b)(c)	60,000	2,511,600
Cenovus Energy, Inc.(b)	44,300	1,668,338
Exxon Mobil Corp.(b)(c)	11,200	911,456
Hess Corp.(c)	14,900	1,113,924
Marathon Oil Corp.(b)(c)	62,270	3,280,384
Occidental Petroleum Corp.(b)	19,176	1,995,071

		15,862,661

Oil Services & Drillers 12.81%
Baker Hughes, Inc.(b)(c)	107,050	7,767,548
Calfrac Well Services, Ltd.(b)	24,900	820,232
Cameron International Corp.(a)	14,317	720,002
Complete Production Services, Inc.(a) (b)	33,756	1,126,100
Dresser-Rand Group, Inc.(a) (b)	47,100	2,531,625
Ensco PLC - Sponsored ADR(b)(c)	86,063	4,587,158
Halliburton Co.(b)	72,700	3,707,700
Helmerich & Payne, Inc.(b)	56,700	3,749,004
Nabors Industries, Ltd.(a) (b)(c)	76,800	1,892,352
National Oilwell Varco, Inc.(b)(c)	114,499	8,954,967
Tenaris S.A. - ADR(b)(c)	23,000	1,051,790
Tidewater, Inc.(b)	28,900	1,555,109

		38,463,587

Tankers 0.22%
Golar LNG Partners LP(a) (b)	23,036	656,526

TOTAL ENERGY		69,556,194

Financial 26.26%
Capital Markets 5.64%
Ares Capital Corp.(b)(c)	238,982	3,840,441

Golub Capital BDC, Inc.(b)(c)	87,100	1,300,403
Indochina Capital Vietnam Holdings, Ltd.(a)(d)(e)	23,394	86,090
Knight Capital Group, Inc. - Class A(a) (b)(c)	65,722	724,256
Medley Capital Corp.(b)	55,928	656,595
PennantPark Floating Rate Capital, Ltd.(b)	35,700	453,033
PennantPark Investment Corp.(b)	303,083	3,397,560
Solar Capital, Ltd.(b)(c)	215,794	5,327,954
Solar Senior Capital, Ltd.(b)	64,139	1,151,295

		16,937,627

Commercial Banks 1.83%
Agricultural Bank of China, Ltd. - Class H	2,593,000	1,362,860
Banco do Brasil S.A.	25,973	462,992
Banco Santander Brasil S.A. - ADR(b)(c)	88,600	1,037,506
Bank of China, Ltd. - Class H	892,000	434,440
Industrial & Commercial Bank of China - Class H	1,745,000	1,325,283
Lloyds Banking Group PLC(a)	622,700	489,709
Standard Chartered PLC	14,708	379,527

		5,492,317

Diversified Financials 5.56%
Bank of America Corp.(b)(c)	645,791	7,077,869
Citigroup, Inc.(b)(c)	147,527	6,143,024
First Niagara Financial Group, Inc.(b)(c)	67,000	884,400
New York Community Bancorp, Inc.(b)(c)	50,670	759,543
People’s United Financial, Inc.(b)(c)	66,795	897,725
Valley National Bancorp(b)(c)	68,145	927,454

		16,690,015

Insurance 1.49%
Aflac, Inc.(b)	14,570	680,128
Hartford Financial Services Group, Inc.(b)	85,439	2,253,026
Ping An Insurance Group Co., of China, Ltd. - Class H	84,017	867,518
Prudential Financial, Inc.(b)(c)	10,890	692,495

		4,493,167

Real Estate Investment Trusts 11.00%
American Capital Agency Corp.(b)	79,074	2,301,844
Annaly Capital Management, Inc.(b)	250,400	4,517,216
Apollo Commercial Real Estate Finance, Inc.(b)	78,200	1,260,584
Ascendas Real Estate Investment Trust	1,370,000	2,275,340
Ascott Residence Trust	682,302	655,472

CapitaCommercial Trust	1,966,000	2,320,850
Capstead Mortgage Corp.(b)(c)	270,178	3,620,385
Cypress Sharpridge Investments, Inc.(b)(c)	142,300	1,822,863
Dynex Capital, Inc.(b)	155,613	1,506,334
Hatteras Financial Corp.(b)(c)	218,180	6,159,222
Host Hotels & Resorts, Inc.(b)(c)	32,394	549,078
Invesco Mortgage Capital, Inc.(b)(c)	147,316	3,112,787
MFA Financial, Inc.(b)(c)	175,549	1,411,414
Starwood Property Trust, Inc.(b)	74,566	1,529,349

		33,042,738

Real Estate Management & Development 0.37%
Aliansce Shopping Centers S.A.	25,900	232,339
BR Malls Participacoes S.A.	37,016	416,731
Iguatemi Empresa de Shopping Centers S.A.	9,124	223,854
Sonae Sierra Brasil S.A.	15,300	237,150

		1,110,074

Thrifts & Mortgage Finance 0.37%
MGIC Investment Corp.(a) (b)(c)	144,368	858,990
Radian Group, Inc.(b)(c)	60,872	257,488

		1,116,478

TOTAL FINANCIAL		78,882,416

Health Care 2.36%
Abbott Laboratories(b)(c)	19,219	1,011,304
Celltrion, Inc.	12,336	510,702
Health Management Associates, Inc. - Class A(a) (b)(c)	43,900	473,242
LifePoint Hospitals, Inc.(a) (b)(c)	11,500	449,420
Sanofi - ADR(b)	53,600	2,153,112
Shanghai Pharmaceuticals Holding Co. Ltd.(a)(d)	483,900	1,302,762
Tenet Healthcare Corp.(a) (b)(c)	63,400	395,616
Thermo Fisher Scientific, Inc.(a) (b)(c)	12,200	785,558

		7,081,716

Industrials 9.79%
Air China, Ltd.	206,000	213,367
The Boeing Co.(b)	8,753	647,109
Daelim Industrial Co., Ltd.	3,825	460,369
Delta Air Lines, Inc.(a) (b)	209,855	1,924,370
Goodrich Corp.(b)(c)	12,218	1,166,819
GS Engineering & Construction Corp.	3,677	447,722
GZI Transport, Ltd.	1,254,117	638,203
ITOCHU Corp.	43,200	446,998
Jardine Strategic Holdings, Ltd.(b)	39,314	1,203,009

Jiangsu Expressway Co., Ltd. - Class H	2,176,959	2,011,429
Marubeni Corp.	67,000	442,755
Mitsubishi Corp.	17,900	444,693
MSCI, Inc. - Class A(a) (b)(c)	12,700	478,536
Owens Corning(a) (b)(c)	19,025	710,584
Santos Brasil Participacoes S.A.	61,082	1,097,061
Sensata Technologies Holding NV(a) (b)	50,240	1,891,536
TE Connectivity, Ltd.(b)	38,600	1,418,936
TransDigm Group, Inc.(a) (b)(c)	53,949	4,919,609
United Continental Holdings, Inc.(a) (b)	99,970	2,262,321
US Airways Group, Inc.(a) (b)(c)	282,399	2,516,175
Verisk Analytics, Inc. - Class A(a) (b)(c)	42,563	1,473,531
Zhejiang Expressway Co., Ltd. - Class H	3,446,000	2,595,006

		29,410,138

Information Technology 12.56%
Apple, Inc.(a) (b)	25,265	8,480,702
Arrow Electronics, Inc.(a) (b)(c)	74,100	3,075,150
Avnet, Inc.(a) (b)(c)	59,500	1,896,860
Dell, Inc.(a) (b)(c)	49,800	830,166
Fidelity National Information Services, Inc.(b)(c)	33,300	1,025,307
Google, Inc. - Class A(a) (b)	6,518	3,300,585
HTC Corp.	7,831	263,364
Ingram Micro, Inc. - Class A(a) (b)(c)	68,700	1,246,218
International Business Machines Corp.(b)(c)	29,400	5,043,570
Microsoft Corp.(b)(c)	336,055	8,737,430
Samsung Electronics Co., Ltd.	703	543,884
SanDisk Corp.(a) (b)(c)	19,300	800,950
Tencent Holdings, Ltd.	24,700	670,373
Xerox Corp.(b)(c)	175,082	1,822,604

		37,737,163

Materials 2.41%
Anglo American PLC - Unsponsored ADR(b)	12,536	311,520
Gerdau S.A. - Sponsored ADR(b)(c)	39,858	419,306
Owens-Illinois, Inc.(a) (b)	208,741	5,387,605
Silgan Holdings, Inc.(b)(c)	27,700	1,134,869

		7,253,300

Telecommunication Services 2.88%
Chunghwa Telecom Co., Ltd. - ADR(b)(c)	56,632	1,956,636
DiGi.Com Bhd	55,500	533,770
Maxis Bhd	1,262,900	2,291,999

Philippine Long Distance Telephone Co.	14,825	790,940
StarHub, Ltd.	118,669	269,549
Telekom Malaysia Bhd	395,200	516,986
Telstra Corp., Ltd.	742,514	2,301,542

		8,661,422

Utilities 17.09%
Alliant Energy Corp.(b)(c)	33,200	1,349,912
American Electric Power Co., Inc.(b)	57,000	2,147,760
Babcock & Wilcox Co.(a) (b)(c)	11,310	313,400
CenterPoint Energy, Inc.(b)	113,900	2,203,965
CMS Energy Corp.(b)(c)	98,100	1,931,589
Constellation Energy Group, Inc.(b)(c)	28,500	1,081,860
Dominion Resources, Inc.(b)	46,900	2,263,863
DTE Energy Co.(b)	46,300	2,315,926
Duke Energy Corp.(b)(c)	209,000	3,935,470
Edison International(b)	38,600	1,495,750
Entergy Corp.(b)(c)	16,700	1,140,276
National Grid PLC - Sponsored ADR(b)	233,700	11,551,791
NiSource, Inc.(b)	99,166	2,008,111
Northeast Utilities(b)	79,936	2,811,349
NV Energy, Inc.(b)(c)	223,200	3,426,120
Oneok, Inc.(b)(c)	59,400	4,396,194
PG&E Corp.(b)(c)	58,900	2,475,567
Power Assets Holdings, Ltd.	345,000	2,611,319
PPL Corp.(b)(c)	67,044	1,865,835

		51,326,057

TOTAL COMMON STOCKS (Cost $309,345,722)		338,302,270

EXCHANGE TRADED FUNDS 1.27%
iShares iBoxx $ High Yield Corporate Bond Fund(b)(c)	41,782	3,815,114

TOTAL EXCHANGE TRADED FUNDS (Cost $2,949,748)		3,815,114

PREFERRED STOCKS 0.48%
The Goodyear Tire & Rubber Co., 5.875%(b)	26,000	1,446,120

TOTAL PREFERRED STOCKS (Cost $1,301,625)		1,446,120

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 11.27%
American Axle & Manufacturing, Inc.
03/01/2017, 7.875% (b)(c)	$1,100,000	1,105,500
Anheuser-Busch InBev Worldwide, Inc.
11/17/2015, 9.750% (b)	2,555,000	1,739,460
ArvinMeritor, Inc.
03/15/2018, 10.625% (b)	640,000	721,600
BE Aerospace, Inc.
07/01/2018, 8.500% (b)	725,000	792,969
Bombardier, Inc.
05/01/2034, 7.450% (b)(d)	825,000	858,000
CITIC Resources Holdings, Ltd.
05/15/2014, 6.750% (b)(f)	650,000	672,750
Citigroup, Inc.
03/05/2038, 6.875% (b)	940,000	1,040,298
Constellation Brands, Inc.
09/01/2016, 7.250% (b)	1,175,000	1,289,562
Crown Americas LLC / Crown Americas Capital Corp. III
02/01/2021, 6.250% (b)(d)	970,000	984,550
Dana Holding Corp.
02/15/2021, 6.750% (b)	830,000	822,737
Felcor Lodging LP
06/01/2019, 6.750% (b)(d)	940,000	907,100
Ford Motor Credit Co. LLC
02/01/2021, 5.750% (b)	1,460,000	1,460,898
Forest Oil Corp.
06/15/2019, 7.250% (b)	1,000,000	1,025,000
General Cable Corp.
04/01/2017, 7.125% (b)(c)	1,050,000	1,078,875
Gol Finance
07/20/2020, 9.250% (b)(d)	645,000	686,925
The Goldman Sachs Group, Inc.
02/01/2041, 6.250% (b)	940,000	950,880
Graphic Packaging International, Inc.
10/01/2018, 7.875% (b)	495,000	527,175
Hanesbrands, Inc.
12/15/2020, 6.375% (b)	1,455,000	1,418,625
Hidili Industry International Development, Ltd.
11/04/2015, 8.625% (b)(d)	940,000	928,250
Itau Unibanco Holding S.A.
11/23/2015, 10.500% (b)(d)	2,360,000	1,614,263
Lear Corp.
03/15/2018, 7.875% (b)	950,000	1,026,000
Levi Strauss & Co.
05/15/2020, 7.625% (b)	970,000	974,850
Manufacturers & Traders Trust Co.
12/01/2021, 5.629% (b)(g)	655,000	648,544
MIE Holdings Corp.
05/12/2016, 9.750% (d)	725,000	717,750
Morgan Stanley
01/25/2021, 5.750% (b)	705,000	714,173
Newfield Exploration Co.
05/15/2018, 7.125% (b)	700,000	745,500
Petrohawk Energy Corp.
06/01/2015, 7.875% (b)	880,000	926,200

06/01/2019, 6.250% (b)(d)	725,000	709,594
Pioneer Natural Resources Co.
03/15/2017, 6.650% (b)	775,000	847,545
Range Resources Corp.
05/15/2019, 8.000% (b)	810,000	882,900
Rearden G Holdings EINS GmbH
03/30/2020, 7.875% (d)	685,000	750,075
Silgan Holdings, Inc.
08/15/2016, 7.250% (b)	650,000	689,000
TAM Capital 2, Inc.
01/29/2020, 9.500% (b)(f)	775,000	844,750
TAM Capital 3, Inc.
06/03/2021, 8.375% (d)	365,000	371,387
Tenneco, Inc.
08/15/2018, 7.750% (b)(d)	450,000	473,625
Terex Corp.
11/15/2017, 8.000%	485,000	499,550
Visteon Corp.
04/15/2019, 6.750% (b)(d)	1,455,000	1,411,350

TOTAL CORPORATE BONDS (Cost $32,219,969)		33,858,210

ASSET/MORTGAGE BACKED SECURITIES 0.34%
Freddie Mac REMICS
Series 2007-3271, Class AS, 02/15/2037, 37.698%(b)(e)(g)	607,771	752,968
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.446%(b)(g)	170,667	204,710
Series 2007-37, Class SB, 03/20/2037, 21.446%(b)(g)	40,543	47,447

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $797,669)		1,005,125

FOREIGN GOVERNMENT BONDS 2.08%
Brazilian Government International Bonds
01/05/2016, 12.500% (b)(c)	7,850,000	5,947,922
01/10/2028, 10.250% (b)	424,000	297,492

TOTAL FOREIGN GOVERNMENT BONDS (Cost $5,331,682)		6,245,414

GOVERNMENT & AGENCY OBLIGATIONS 7.38%
U.S. Treasury Bonds
05/15/2040, 4.375% (b)	4,400,000	4,397,958
U.S. Treasury Notes
04/30/2016, 2.625% (b)	9,000,000	9,400,077
08/15/2018, 4.000% (b)	7,600,000	8,370,686

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $21,498,952)		22,168,721

	Shares	Value
SHORT-TERM INVESTMENTS 10.78%

Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	32,388,596	32,388,596

TOTAL SHORT-TERM INVESTMENTS (Cost $32,388,596)		32,388,596

Total Investments - 146.22% (Cost $405,833,963)		439,229,570

Liabilities in Excess of Other Assets - (46.22%)		(138,839,950)

NET ASSETS - 100.00%		$300,389,620

SCHEDULE OF SECURITIES SOLD SHORT (a)	Shares	Value
COMMON STOCKS
Aetna, Inc.	(8,800)	$(387,992)
Apollo Group, Inc. - Class A	(7,705)	(336,554)
Berkshire Hathaway, Inc. - Class B	(18,950)	(1,466,541)
Caterpillar, Inc.	(16,000)	(1,703,360)
Cie Generale d’Optique Essilor International S.A.	(9,100)	(738,077)
Cliffs Natural Resources, Inc.	(13,863)	(1,281,634)
Joy Global, Inc.	(12,575)	(1,197,643)
Kohl’s Corp.	(8,100)	(405,081)
Sunoco, Inc.	(41,060)	(1,712,613)
Tesoro Corp.	(64,706)	(1,482,415)
Toll Brothers, Inc.	(4,379)	(90,820)
United States Steel Corp.	(9,700)	(446,588)
Valero Energy Corp.	(38,932)	(995,491)
Western Refining, Inc.	(41,891)	(756,970)

		(13,001,779)

EXCHANGE TRADED FUNDS
iShares Dow Jones U.S. Real Estate Index Fund	(8,212)	(495,183)
iShares MSCI Australia Index Fund	(39,193)	(1,020,978)
iShares Silver Trust	(4,258)	(144,133)
United States Oil Fund LP	(190,411)	(7,094,714)
Vanguard REIT ETF	(172,226)	(10,350,783)

		(19,105,791)

TOTAL SECURITIES SOLD SHORT (Proceeds $30,395,338)		$(32,107,570)

(a)	Non-income producing security.
(b)	Pledged security;a portion or all of the security is pledged as collateral for securities sold short or borrowings as of June 30, 2011. (See Note 1 and Note 6)
(c)	Loaned security; a portion or all of the security is on loan at June 30, 2011.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, these securities had a total value of $13,265,389 or 4.42% of net assets.

(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2011, these securities had a total value of $839,058 or 0.28% of total net assets.

(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of June 30, 2011, the aggregate market value of those securities was $1,517,500, representing 0.51% of net assets.
(g)	Floating or variable rate security - rate disclosed as of June 30, 2011.
(h)	Less than 0.0005%.

Abbreviations:

ADR - American Depositary Receipt

Bhd - Berhad (in Malaysia, a form of a public company)

ETF - Exchange Traded Fund

GmbH - a form of a limited liability corporation common in German-speaking countries

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S.p.A. - Società Per Azioni is an Italian shared company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2011
Gross appreciation (excess of value over tax cost)	$42,397,385
Gross depreciation (excess of tax cost over value)	(11,205,222)
Net unrealized appreciation	$31,192,163

Cost of investments for income tax purposes	$408,037,407

CLOUGH GLOBAL EQUITY FUND

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

JUNE 30, 2011 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Equity Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non-diversified series with an investment objective to provide a high level of total return. Each Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.

Investment Valuation: Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund prices its portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security. As of June 30, 2011, securities which have been fair valued represented 0.28% of net assets of the Fund.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments

Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011:

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$44,909,018	$–	$–	$44,909,018
Consumer Staples	3,484,846	–	–	3,484,846
Energy	69,556,194	–	–	69,556,194
Financials	78,796,326	–	86,090	78,882,416
Health Care	7,081,716	–	–	7,081,716
Industrials	29,410,138	–	–	29,410,138
Information Technology	37,737,163	–	–	37,737,163
Materials	7,253,300	–	–	7,253,300
Telecommunication Services	8,661,422	–	–	8,661,422
Utilities	51,326,057	–	–	51,326,057
Exchange Traded Funds	3,815,114	–	–	3,815,114
Preferred Stocks	1,446,120	–	–	1,446,120
Corporate Bonds	–	33,858,210	–	33,858,210
Asset/Mortgage Backed Securities	–	252,157	752,968	1,005,125
Foreign Government Bonds	–	6,245,414	–	6,245,414
Government & Agency Obligations	22,168,721	–	–	22,168,721
Short-Term Investments	32,388,596	–	–	32,388,596
TOTAL	$398,034,731	$40,355,781	$839,058	$439,229,570

Other Financial Instruments*
Liabilities
Securities Sold Short	$(32,107,570)	$–	$–	$(32,107,570)
TOTAL	$(32,107,570)	$–	$–	$(32,107,570)

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Clough Global Equity Fund

Investments in Securities	Balance as of March 31, 2011	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of June 30, 2011	Net Change in unrealized appreciation/ (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2011
Common Stocks	$86,086	$—	$4	$—	$—	$86,090	$4
Asset/Mortgage Backed Securities	—	1,157	151	(92,552)	844,212	752,968	151

TOTAL	$86,086	$1,157	$155	$(92,552)	$844,212	$839,058	$155

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is reported with all other foreign currency realized and unrealized gains and losses in the Fund’s Statement of Operations.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Fund’s Statement of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. There were no outstanding foreign currency contracts for the Fund as of June 30, 2011.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. The Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund did not hold written options during the three-month period ended June 30, 2011.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 25, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 25, 2011